Stockholders' Equity (Warrants Activity) (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 29, 2024	Oct. 26, 2023	Mar. 04, 2022
Stockholders' Equity
Warrants outstanding, beginning		89,618	1,387	4,393
Warrants, expired				(4,003)
Warrants exercised		(409,816)	(1)
Warrants granted		1,539,314	88,232	997
Warrants outstanding, ending		1,219,116	89,618	1,387	4,393
Warrant exercise price (in dollars per share)		$ 14.39	$ 67.16	$ 1,152.94	$ 6,036.53
Warrants exercise price, expired (in dollars per share)			0.08	6,375
Warrant exercise price, grants during the period (in dollars per share)		9.75	$ 50.09	$ 601.58
Warrant exercise price, exercised during the period (in dollars per share)		$ 0.01
Warrants outstanding, remaining contractual life		2 years 8 months 23 days	5 years 4 months 2 days	8 years 3 months 14 days	8 months 23 days
Warrants granted, remaining contractual life		2 years 6 months	5 years 3 months 14 days	9 years 2 months 4 days
Runway Debt Facility
Stockholders' Equity
Warrant exercise price (in dollars per share)								$ 601.58
Warrants issued								997
May 2024 Equity Offering
Stockholders' Equity
Warrants issued	1,012,656
Prefunded Warrants
Stockholders' Equity
Warrants issued	314,352	62,100	33,364				33,364
Prefunded Warrants | May 2024 Equity Offering
Stockholders' Equity
Warrant exercise price (in dollars per share)						$ 0.005
Warrants issued						314,352
Prefunded Warrants | October Registered Direct Offering
Stockholders' Equity
Warrant exercise price (in dollars per share)		$ 0.05
Warrants issued		33,364
Prefunded Warrants | May and June Registered Direct Offering
Stockholders' Equity
Warrant exercise price (in dollars per share)		$ 0.005
Warrants issued		376,452
Unregistered Warrants
Stockholders' Equity
Warrants outstanding, ending	51,764
Warrant exercise price (in dollars per share)	$ 79
Warrant exercise price, exercised during the period (in dollars per share)	$ 11.85
Warrants issued		122,600	51,764				51,764
Placement Agents Warrants
Stockholders' Equity
Warrants issued	20,251	7,355	3,104				3,104